Income Taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in deferred tax assets and liabilities
Deferred tax assets - As at January 1	$ 6,636
Deferred tax liabilities - As at January 1		$ (3,548)	$ (2,343)
Utilization of previously recognized withholding tax on undistributed earnings	2,186	5,148	2,323
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(2,492)	(3,153)	(3,962)
Deferred tax on amortization of intangible assets	19	19	18
Deferred tax on temporary differences, tax loss carried forward and research tax credits	6,036	7,852	663
Divestment of an equity investee		370
Exchange differences	271	(52)	(247)
Deferred tax assets - As at December 31	$ 12,656	$ 6,636
Deferred tax liabilities - As at December 31			$ (3,548)